The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows. (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Differential of swaps payable	R$ 9,630,031	R$ 10,863,822
Non-deliverable forwards	1,248,172	1,933,323
Purchased	902,356	976,377
Sold	345,816	956,946
Premiums of options	1,092,043	3,110,104
Other	765,400	1,262,468
Total of derivative liabilities	12,735,646	17,189,083
Adjustment payables - future		19,366
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	3,058,529	205,379
Non-deliverable forwards	879,357	1,020,584
Purchased	753,140	477,415
Sold	126,217	543,169
Premiums of options	176,962	1,143,498
Other	382,810	362,780
Total of derivative liabilities	4,497,658	2,751,607
Adjustment payables - future		19,366
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	41,724	185,993
Non-deliverable forwards	97,474	252,454
Purchased	50,223	140,329
Sold	47,251	112,125
Premiums of options	9,072	80,198
Other	96,135	251,689
Total of derivative liabilities	244,405	770,334
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	835,365	4,125,850
Non-deliverable forwards	199,784	571,226
Purchased	80,602	274,623
Sold	119,182	296,603
Premiums of options	64,188	250,664
Other	223,980	564,300
Total of derivative liabilities	1,323,317	5,512,040
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	4,266,515	6,097,591
Non-deliverable forwards	71,557	89,059
Purchased	18,391	84,010
Sold	53,166	5,049
Premiums of options	440,775	1,043,564
Other	62,475	81,637
Total of derivative liabilities	4,841,322	7,311,851
Later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	1,427,898	249,009
Premiums of options	401,046	592,180
Other		2,062
Total of derivative liabilities	R$ 1,828,944	R$ 843,251